INCOME TAXES - Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
United States	$ (27,671)	$ (32,980)	$ 144
Mainland China and Hong Kong	(18,200)	(5,089)	(26,436)
Loss before income tax benefit and share of net loss in an equity investee	$ (45,871)	$ (38,069)	$ (26,292)